Property, Plant, and Equipment - Summary of Property, Plant, and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	€ 17,808	€ 12,482	€ 5,581
Increase in property, plant, and equipment	12,162	5,443	6,901
Decrease in property, plant, and equipment	(9,750)	(118)
Property, plant, and equipment ending balance	20,219	17,808	12,482
Total, gross [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	22,470	15,685	7,646
Increase in property, plant, and equipment	14,520	7,114	8,039
Decrease in property, plant, and equipment	(9,762)	(329)
Property, plant, and equipment ending balance	27,228	22,470	15,685
Total, gross [member] | Laboratory equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	5,820	3,097	2,357
Increase in property, plant, and equipment	6,305	2,806	740
Decrease in property, plant, and equipment	(12)	(83)
Property, plant, and equipment ending balance	12,113	5,820	3,097
Total, gross [member] | Building fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	5,098	4,610	938
Increase in property, plant, and equipment	133	534	3,672
Decrease in property, plant, and equipment		(46)
Property, plant, and equipment ending balance	5,231	5,098	4,610
Total, gross [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	766	607	209
Increase in property, plant, and equipment	25	275	398
Decrease in property, plant, and equipment		(116)
Property, plant, and equipment ending balance	790	766	607
Total, gross [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	1,073	986	470
Increase in property, plant, and equipment	434	116	516
Decrease in property, plant, and equipment		(30)
Property, plant, and equipment ending balance	1,507	1,073	986
Total, gross [member] | Property, plant, and equipment in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	9,714	6,385	3,672
Increase in property, plant, and equipment	7,623	3,384	2,713
Decrease in property, plant, and equipment	(9,750)	(55)
Property, plant, and equipment ending balance	7,587	9,714	6,385
Total accumulated amortization and depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	4,663	3,202	2,065
Increase in property, plant, and equipment	2,358	1,671	1,137
Decrease in property, plant, and equipment	(12)	(211)
Property, plant, and equipment ending balance	7,009	4,663	3,202
Total accumulated amortization and depreciation [member] | Scenario, Previously Reported [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	4,663
Property, plant, and equipment ending balance		4,663
Total accumulated amortization and depreciation [member] | Laboratory equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	2,244	1,505	948
Increase in property, plant, and equipment	1,567	802	557
Decrease in property, plant, and equipment		(63)
Property, plant, and equipment ending balance	3,811	2,244	1,505
Total accumulated amortization and depreciation [member] | Building fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	1,580	1,109	782
Increase in property, plant, and equipment	352	484	327
Decrease in property, plant, and equipment	(12)	(14)
Property, plant, and equipment ending balance	1,919	1,580	1,109
Total accumulated amortization and depreciation [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	320	212	131
Increase in property, plant, and equipment	129	213	81
Decrease in property, plant, and equipment		(105)
Property, plant, and equipment ending balance	449	320	212
Total accumulated amortization and depreciation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	520	377	205
Increase in property, plant, and equipment	310	172	172
Decrease in property, plant, and equipment		(30)
Property, plant, and equipment ending balance	€ 830	€ 520	€ 377